Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury shares	Other paid-in equity	Translation and pension adjustments	Cash flow hedge	Retained losses	Non-controlling interests
Balance at Dec. 31, 2022	$ (3,421,526)	$ 2,253	$ (44,565)		$ 133,620	$ (1,069)	$ 7,589	$ (3,522,616)	$ 3,262
Net income (loss)	(1,850,096)							(1,850,572)	476
Other comprehensive income (loss)	6,901					5,189	1,726		(14)
Total comprehensive income (loss)	(1,843,195)					5,189	1,726	(1,850,572)	462
Dividend distribution	(49,291)							(49,291)
Other	(343)							(343)
Share based compensation	17,909				17,909
Income tax impact due to share based compensation	26,963				26,963
Balance at Dec. 31, 2023	(5,269,483)	2,253	(44,565)		178,492	4,120	9,315	(5,422,822)	3,724
Net income (loss)	152,977							152,331	646
Other comprehensive income (loss)	(49,554)					(431)	(49,112)		(11)
Total comprehensive income (loss)	103,423					(431)	(49,112)	152,331	635
Proceeds from initial public offering, net of underwriting discounts and commissions, and offering expenses	243,927	110	243,817
Conversion of Series C Preference Shares to ordinary shares	4,402,933	1,843	4,401,090
Issuance of ordinary shares from equity plans	12,294	186	12,286		(178)
Ordinary shares withheld related to restricted share units	(124,109)			$ (124,109)
Issuance of ordinary shares for the exercise of warrants	395,972	87	395,885
Dividend distribution	(18,229)							(18,229)
Other	(720)							(113)	(607)
Share based compensation	14,111				14,111
Income tax impact due to share based compensation	20,904				20,904
Balance at Dec. 31, 2024	(218,977)	4,479	5,008,513	(124,109)	213,329	3,689	(39,797)	(5,288,833)	3,752
Net income (loss)	1,148,095							1,147,570	525
Other comprehensive income (loss)	72,919					(7,431)	80,412		(62)
Total comprehensive income (loss)	1,221,014					(7,431)	80,412	1,147,570	463
Issuance of ordinary shares from equity plans	22,263	30	22,249		(16)
Change in ownership of subsidiary						(798)		(23,559)	24,357
Other	(867)							141	(1,008)
Share based compensation	88,518				88,518
Income tax impact due to share based compensation	9,391				9,391
Balance at Dec. 31, 2025	$ 1,121,342	$ 4,509	$ 5,030,762	$ (124,109)	$ 311,222	$ (4,540)	$ 40,615	$ (4,164,681)	$ 27,564